AAM Crescent CLO ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 99.0%	Par	Value
Abry Liquid Credit CLO, Series 2026-3A, Class D1, 6.53% (3 mo. Term SOFR + 2.80%), 04/20/2039 (a)	$ 1,250,000	$ 1,249,991
AGL CLO Ltd., Series 2024-33A, Class D1, 6.53% (3 mo. Term SOFR + 2.80%), 07/21/2037 (a)	1,000,000	990,463
Aimco CDO
Series 2018-AA, Class AR, 5.06% (3 mo. Term SOFR + 1.31%), 10/17/2037 (a)	750,000	751,748
Series 2021-14A, Class D1R, 6.33% (3 mo. Term SOFR + 2.60%), 10/20/2038 (a)	1,000,000	1,000,708
Series 2024-19A, Class A, 5.08% (3 mo. Term SOFR + 1.35%), 10/20/2037 (a)	300,000	300,362
Series 2024-19A, Class D1, 6.58% (3 mo. Term SOFR + 2.85%), 10/20/2037 (a)	500,000	502,037
Antares CLO Ltd.
Series 2024-6A, Class A2, 5.48% (3 mo. Term SOFR + 1.75%), 01/20/2037 (a)	1,000,000	997,497
Series 2024-6A, Class D, 7.53% (3 mo. Term SOFR + 3.80%), 01/20/2037 (a)	750,000	748,635
Apidos CLO, Series 2024-1A, Class D1R, 6.51% (3 mo. Term SOFR + 2.70%), 10/25/2038 (a)	1,550,000	1,547,728
ArrowMark Colorado Holdings, Series 2020-11A, Class BR, 5.75% (3 mo. Term SOFR + 2.00%), 10/15/2037 (a)	650,000	650,559
Bain Capital Credit CLO, Series 2024-4A, Class D1, 6.85% (3 mo. Term SOFR + 3.10%), 10/23/2037 (a)	1,000,000	982,830
Balboa Bay Loan Funding Ltd., Series 2020-1A, Class A1RR, 5.02% (3 mo. Term SOFR + 1.29%), 10/20/2035 (a)	1,220,000	1,220,424
Ballyrock CLO Ltd., Series 2024-28A, Class C1, 6.53% (3 mo. Term SOFR + 2.80%), 01/20/2038 (a)	1,000,000	999,372
Benefit Street Partners CLO Ltd., Series 2025-39A, Class D2, 7.40% (3 mo. Term SOFR + 3.65%), 04/15/2038 (a)	1,046,000	1,041,176
Birch Grove CLO, Series 2026-16A, Class A1, 4.91% (3 mo. Term SOFR + 1.20%), 04/23/2039 (a)	1,500,000	1,499,249
Blueberry Park CLO Ltd., Series 2024-1A, Class D1, 6.63% (3 mo. Term SOFR + 2.90%), 10/20/2037 (a)	1,010,000	1,001,663
Bridge Street CLO Ltd., Series 2025-1A, Class D1A, 6.58% (3 mo. Term SOFR + 2.85%), 04/20/2038 (a)	1,000,000	999,005
Canyon CLO, Series 2025-1A, Class D1, 6.50% (3 mo. Term SOFR + 2.75%), 04/15/2038 (a)	500,000	500,068
Captree Park CLO Ltd., Series 2024-1A, Class D, 6.98% (3 mo. Term SOFR + 3.25%), 07/20/2037 (a)	1,000,000	1,001,083
Cedar Funding Ltd., Series 2024-19A, Class D1, 6.75% (3 mo. Term SOFR + 3.00%), 01/23/2038 (a)	500,000	492,123
Cent CLO, Series 2020-29A, Class BRR, 5.53% (3 mo. Term SOFR + 1.80%), 10/20/2034 (a)	1,200,000	1,200,108
Cerberus Loan Funding LP
Series 2024-1A, Class A, 5.65% (3 mo. Term SOFR + 1.90%), 04/15/2036 (a)	1,000,000	1,000,325
Series 2025-1A, Class C, 6.35% (3 mo. Term SOFR + 2.60%), 07/15/2037 (a)	1,500,000	1,495,274
CIFC Funding Ltd., Series 2023-1A, Class D1R, 6.35% (3 mo. Term SOFR + 2.60%), 10/15/2038 (a)	1,200,000	1,201,414
CTM CLO Ltd., Series 2025-1A, Class A1, 5.25% (3 mo. Term SOFR + 1.50%), 07/15/2038 (a)	1,500,000	1,504,716
Eldridge CLO Ltd., Series 2025-1A, Class D1, 6.68% (3 mo. Term SOFR + 2.95%), 10/20/2038 (a)	900,000	902,732
Flatiron CLO Ltd.
Series 2021-1A, Class BR, 5.43% (3 mo. Term SOFR + 1.70%), 10/19/2037 (a)	750,000	750,525
Series 2024-3A, Class D1, 6.63% (3 mo. Term SOFR + 2.90%), 10/18/2037 (a)	1,000,000	1,003,116
Fortress Credit BSL Ltd., Series 2023-2A, Class C1R, 6.18% (3 mo. Term SOFR + 2.40%), 07/24/2036 (a)	1,000,000	1,001,347
Fortress Credit Opportunities, Series 2026-33A, Class D, 7.42% (3 mo. Term SOFR + 3.70%), 04/20/2038 (a)	1,000,000	970,498
Gallatin CLO Ltd., Series 2024-1A, Class B, 5.68% (3 mo. Term SOFR + 1.95%), 10/20/2037 (a)	725,000	725,776
Garnet CLO Ltd., Series 2025-2A, Class A, 5.08% (3 mo. Term SOFR + 1.35%), 10/20/2038 (a)	1,000,000	1,001,681
Goldentree Loan Opportunities Ltd., Series 2024-23A, Class D, 6.33% (3 mo. Term SOFR + 2.60%), 01/20/2039 (a)	937,000	939,094
Golub Capital Partners CLO Ltd., Series 2021-59A, Class A2R, 5.33% (3 mo. Term SOFR + 1.60%), 04/20/2037 (a)	1,500,000	1,499,894
Golub Capital Partners Private Credit Fund CLO, Series 2023-1A, Class A2R, 5.46% (3 mo. Term SOFR + 1.65%), 10/26/2037 (a)	500,000	500,028
Highbridge Loan Management Ltd.
Series 2024-22A, Class D1, 6.63% (3 mo. Term SOFR + 2.90%), 10/20/2037 (a)	950,000	953,155
Series 2025-26A, Class D1, 6.58% (3 mo. Term SOFR + 2.85%), 07/20/2038 (a)	1,000,000	999,435
Series 2026-27A, Class A1, 4.89% (3 mo. Term SOFR + 1.16%), 04/15/2039 (a)	500,000	499,823
LCM LP, Series 41A, Class BR, 5.45% (3 mo. Term SOFR + 1.70%), 04/15/2036 (a)	1,000,000	1,000,750
Madison Park Funding Ltd.
Series 2024-69A, Class D2, 8.56% (3 mo. Term SOFR + 4.75%), 07/25/2037 (a)	1,000,000	992,934
Series 2025-73A, Class D1, 6.50% (3 mo. Term SOFR + 2.75%), 10/17/2038 (a)	1,250,000	1,248,765
Magnetite CLO Ltd.
Series 2023-37A, Class A1R, 5.01% (3 mo. Term SOFR + 1.20%), 10/25/2038 (a)	1,000,000	1,000,266
Series 2024-41A, Class D1, 6.41% (3 mo. Term SOFR + 2.60%), 01/25/2038 (a)	1,500,000	1,501,770
Maranon Loan Funding Ltd., Series 2025-1A, Class D2, 8.85% (3 mo. Term SOFR + 5.10%), 10/15/2037 (a)	1,525,000	1,527,596
Neuberger Berman CLO Ltd.
Series 2022-47A, Class DR, 6.54% (3 mo. Term SOFR + 2.80%), 04/16/2035 (a)	1,000,000	994,597

Series 2024-59A, Class D1, 6.35% (3 mo. Term SOFR + 2.60%), 01/23/2039 (a)	1,250,000		1,250,248
OCP CLO Ltd., Series 2024-35A, Class D1, 6.91% (3 mo. Term SOFR + 3.10%), 10/25/2037 (a)	1,000,000		1,003,660
OHA Credit Funding, Series 2024-19A, Class D1, 6.63% (3 mo. Term SOFR + 2.90%), 07/20/2037 (a)	1,500,000		1,501,926
OHA Credit Funding 16-R Ltd., Series 2023-16RA, Class A1, 4.93% (3 mo. Term SOFR + 1.20%), 10/20/2038 (a)	1,000,000		1,000,250
Palmer Square CLO Ltd., Series 2021-3A, Class D1R, 6.55% (3 mo. Term SOFR + 2.80%), 10/15/2038 (a)	1,500,000		1,497,854
POLUS US CLO Ltd., Series 2025-3A, Class C, 5.78% (3 mo. Term SOFR + 2.05%), 01/20/2039 (a)	1,000,000		1,004,167
Rad CLO, Series 2021-10A, Class A, 5.18% (3 mo. Term SOFR + 1.43%), 04/23/2034 (a)	750,000		750,487
Regatta Funding Ltd.
Series 2024-3A, Class B, 5.50% (3 mo. Term SOFR + 1.75%), 09/06/2037 (a)	475,000		476,496
Series 2025-1A, Class C2, 7.66% (3 mo. Term SOFR + 3.85%), 03/25/2038 (a)	1,000,000		986,833
Silver Point CLO Ltd., Series 2025-9A, Class D2, 8.75% (3 mo. Term SOFR + 5.00%), 03/31/2038 (a)	1,000,000		1,002,615
Silver Point SCF CLO Ltd., Series 2025-1A, Class A2, 5.43% (3 mo. Term SOFR + 1.70%), 04/20/2038 (a)	1,500,000		1,500,288
TCW CLO Ltd., Series 2024-2A, Class B, 5.55% (3 mo. Term SOFR + 1.80%), 07/17/2037 (a)	500,000		500,925
Texas Debt Capital CLO Ltd., Series 2023-1A, Class D1R, 6.48% (3 mo. Term SOFR + 2.75%), 07/20/2038 (a)	1,000,000		999,923
Wellington Management CLO 3 Ltd., Series 2025-4A, Class D2, 7.48% (3 mo. Term SOFR + 3.75%), 04/18/2038 (a)	1,000,000		988,958
Wellington Management CLO Ltd., Series 2025-5A, Class A, 5.02% (3 mo. Term SOFR + 1.29%), 10/18/2038 (a)	875,000		876,387
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $60,480,081)			60,233,357

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.2%	Shares		Value
First American Government Obligations Fund - Class X, 3.58% (b)	749,516		749,516
TOTAL MONEY MARKET FUNDS (Cost $749,516)			749,516

TOTAL INVESTMENTS - 100.2% (Cost $61,229,597)			60,982,873
Liabilities in Excess of Other Assets - (0.2)%		(0.00241)	(146,408)
TOTAL NET ASSETS - 100.0%			$ 60,836,465

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $60,233,357 or 99.0% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

AAM Crescent CLO ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Loan Obligations	$ –	$ 60,233,357	$ –	$ 60,233,357
Money Market Funds	749,516	–	–	749,516
Total Investments	$ 749,516	$ 60,233,357	$ –	$ 60,982,873

Refer to the Schedule of Investments for further disaggregation of investment categories.